Registration Nos. 33-49098
811-06719

As filed with the Securities and Exchange Commission
On February 22, 2011
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 69	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT	☑
COMPANY ACT OF 1940

Amendment No. 70	☑
STERLING CAPITAL FUNDS
(Exact Name of Registrant as Specified in Charter)
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601

(Address of principal executive offices)
Registrant’s telephone number, including Area Code:
(800) 228-1872

E.G. Purcell, III, President
Sterling Capital Funds
434 Fayetteville Street Mall, Fifth Floor
Raleigh, NC 27601

(Name and address of agent for service)
Copies of communications to:
Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center, 700 12th Street, N.W., Suite 900
Washington, D.C. 20005
It is proposed that this filing will become effective (check appropriate box)
☐     immediately upon filing pursuant to paragraph (b)
☑     on February 22, 2011 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(i)
☐     on                         pursuant to paragraph (a)(i)
☐     75 days after filing pursuant to paragraph (a)(ii)
☐     on ☐ pursuant to paragraph (a)(ii)
If appropriate, check the following box:
☐     this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 22nd day of February, 2011.
STERLING CAPITAL FUNDS**

/s/ E.G. Purcell, III *E. G. Purcell, III
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ E.G. Purcell, III *E. G. Purcell, III	President	February 22, 2011
/s/ James L. Roberts *James L. Roberts	Trustee	February 22, 2011
/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	February 22, 2011
/s/ James T. Gillespie *James T. Gillespie	Treasurer	February 22, 2011
/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	February 22, 2011
/s/ Drew T. Kagan *Drew T. Kagan	Trustee	February 22, 2011
/s/ Laura C. Bingham *Laura C. Bingham	Trustee	February 22, 2011
/s/ Alexander W. McAlister *Alexander W. McAlister	Trustee	February 22, 2011
By: /s/ Alan G. Priest Alan G. Priest

*	By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY
     E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 20, 2008	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY
Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY
Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Thomas W. Lambeth
Thomas W. Lambeth

POWER OF ATTORNEY
     James T. Gillespie, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds and BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 28, 2010	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY
Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY
Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2004	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY
James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 24, 2004	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY
     Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 20, 2011	/s/ Alexander W. McAlister
Alexander W. McAlister

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase